DERIVATIVE WARRANTS LIABILITIES (Details Narrative)											9 Months Ended
	Apr. 17, 2025	Feb. 28, 2025 $ / shares shares	Feb. 26, 2025 $ / shares shares	Aug. 27, 2024 $ / shares	Aug. 16, 2024	Mar. 27, 2024 $ / shares	Mar. 27, 2024 $ / shares	Mar. 15, 2024	Mar. 14, 2024 shares	Dec. 21, 2023 $ / shares shares	Sep. 30, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Warrants issued										2,884,616
Stockholders equity reverse stock split description	one (1) for five hundreds (500) reverse stock split			1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Adjusted warrants exercise price per share | $ / shares		$ 0.76	$ 0.76
Shares issuable upon exercise of warrants			123,253,146
Change in fair value of derivative warrants liabilities | $											$ 30,389,592
Series A warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued		4,076,736							134,166,665
Shares issuable upon exercise of warrants		201,315,663
Series B warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued		4,076,736							268,333,330
Shares issuable upon exercise of warrants		27,960,512
March 2024 A warrants and B warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants | $ / shares				$ 8.1782			$ 1.3643
Conversion of warrants into common stock price per share | $ / shares				31.7			14.21
New warrants [member]
IfrsStatementLineItems [Line Items]
Warrants converted			2,495,933
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants | (per share)				8.1782		$ 1.3643
Conversion of warrants into common stock price per share | $ / shares				$ 31.7			$ 72.42
Stockholders equity reverse stock split description				1:17 reverse stock split
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Warrants issued										183,414
Exercise price of warrants | $ / shares										$ 8.1782
Post reverse split [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued									41,538
Post reverse split [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued									83,075